Schedule of Investments (unaudited) October 31, 2023	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 40.7%
4D Molecular Therapeutics Inc.(a)	177	$1,901
Abcam PLC, SP ADR(a)	2,539	58,194
Alkermes PLC(a)	1,406	34,011
Allakos Inc.(a)	248	474
Alnylam Pharmaceuticals Inc.(a)	203	30,815
Amgen Inc.	414	105,860
Apellis Pharmaceuticals Inc.(a)	100	4,866
Apogee Therapeutics Inc., NVS(b)	329	5,652
Arcturus Therapeutics Holdings Inc.(a)	285	5,443
Arcus Biosciences Inc.(a)	320	5,027
Argenx SE, ADR(a)	218	102,366
Arrowhead Pharmaceuticals Inc.(a)	154	3,787
Aura Biosciences Inc.(a)	311	2,538
Bavarian Nordic A/S(a)	140	2,668
BeiGene Ltd., ADR(a)	165	30,736
Biogen Inc.(a)(b)	174	41,332
Biohaven Ltd., NVS(a)	211	5,594
BioMarin Pharmaceutical Inc.(a)	822	66,952
Biomea Fusion Inc.(a)	281	2,872
Black Diamond Therapeutics Inc.(a)(b)	1,617	3,040
Blueprint Medicines Corp.(a)	710	41,791
Bridgebio Pharma Inc.(a)	120	3,125
Cabaletta Bio Inc.(a)	545	7,772
Cerevel Therapeutics Holdings Inc.(a)(b)	488	11,541
CRISPR Therapeutics AG(a)(b)	91	3,543
CureVac NV(a)	468	2,480
Exact Sciences Corp.(a)	255	15,705
Exelixis Inc.(a)	956	19,684
Frequency Therapeutics Inc.(a)	420	102
Galapagos NV, ADR(a)(b)	296	9,898
Genmab A/S(a)	56	15,830
Genmab A/S, ADR(a)	182	5,169
Gilead Sciences Inc.	726	57,020
Halozyme Therapeutics Inc.(a)(b)	311	10,534
Immunocore Holdings PLC(a)(b)	620	27,528
ImmunoGen Inc.(a)(b)	414	6,152
Incyte Corp.(a)	448	24,161
Ionis Pharmaceuticals Inc.(a)(b)	799	35,372
Iovance Biotherapeutics Inc.(a)	308	1,177
Karuna Therapeutics Inc.(a)	42	6,998
Keros Therapeutics Inc.(a)	229	6,536
Kinnate Biopharma Inc.(a)	369	410
Legend Biotech Corp., ADR(a)	785	51,865
MacroGenics Inc.(a)	348	1,817
Merus NV(a)	795	15,987
Mirati Therapeutics Inc.(a)	334	18,547
Monte Rosa Therapeutics Inc.(a)	230	782
MoonLake Immunotherapeutics, Class A, NVS(a)	492	25,490
Morphic Holding Inc.(a)	148	2,953
MorphoSys AG(a)	97	3,135
Neurocrine Biosciences Inc.(a)	334	37,054
Nuvalent Inc., Class A(a)	463	24,118
Prime Medicine Inc., NVS(a)(b)	704	4,569
Protagonist Therapeutics Inc.(a)	780	11,341
PTC Therapeutics Inc.(a)	428	8,025
REVOLUTION Medicines Inc.(a)	356	7,049
Rhythm Pharmaceuticals Inc.(a)	1,151	26,600
Rocket Pharmaceuticals Inc.(a)	611	11,059
Sarepta Therapeutics Inc.(a)	469	31,568
Seagen Inc.(a)	204	43,413

Security	Shares	Value

Biotechnology (continued)
Tenaya Therapeutics Inc.(a)	236	$429
TScan Therapeutics Inc.(a)	2,269	8,736
Twist Bioscience Corp.(a)(b)	253	3,987
Ultragenyx Pharmaceutical Inc.(a)(b)	229	8,107
United Therapeutics Corp.(a)	119	26,520
Vaxcyte Inc.(a)(b)	556	26,744
Vertex Pharmaceuticals Inc.(a)	331	119,858
Viking Therapeutics Inc.(a)(b)	434	4,257
Voyager Therapeutics Inc.(a)	311	2,043
Xenon Pharmaceuticals Inc.(a)	210	6,510

		1,359,219

Electronic Equipment, Instruments & Components — 0.1%
908 Devices Inc.(a)(b)	432	2,562

Health Care Equipment & Supplies — 19.7%
Abiomed Inc., CVR(c)	246	669
Alcon Inc.	928	66,185
Align Technology Inc.(a)	262	48,363
Becton Dickinson and Co.	166	41,961
Boston Scientific Corp.(a)	2,092	107,089
CONMED Corp.	180	17,543
ConvaTec Group PLC(d)	7,844	19,468
Cooper Companies Inc. (The)	208	64,844
Glaukos Corp.(a)	200	13,640
Hologic Inc.(a)	366	24,218
Inspire Medical Systems Inc.(a)	91	13,392
Intuitive Surgical Inc.(a)	200	52,444
Masimo Corp.(a)	451	36,590
Novocure Ltd.(a)	385	5,121
Nyxoah SA(a)(b)	912	5,125
Penumbra Inc.(a)	169	32,304
Pulmonx Corp.(a)	587	5,160
Shockwave Medical Inc.(a)	128	26,401
SI-BONE Inc.(a)	300	5,103
STAAR Surgical Co.(a)	126	5,269
STERIS PLC	311	65,304

		656,193

Health Care Providers & Services — 9.2%
AmerisourceBergen Corp.	536	99,241
Centene Corp.(a)	245	16,900
Cigna Group (The)	85	26,282
Elevance Health Inc.	60	27,005
Encompass Health Corp.	163	10,197
Guardant Health Inc.(a)	375	9,705
Humana Inc.	90	47,132
McKesson Corp.	99	45,081
UnitedHealth Group Inc.	50	26,778

		308,321

Health Care Technology — 0.0%
Sophia Genetics SA(a)(b)	413	1,524

Life Sciences Tools & Services — 9.6%
10X Genomics Inc., Class A(a)	359	12,666
Avantor Inc.(a)	1,205	21,003
Bio-Rad Laboratories Inc., Class A(a)	37	10,185
Bio-Techne Corp.	499	27,260
Bruker Corp.	349	19,893
Gerresheimer AG	440	41,040
Mettler-Toledo International Inc.(a)	23	22,660
QIAGEN NV(a)	1,148	42,970
Repligen Corp.(a)(b)	134	18,031
Waters Corp.(a)	67	15,981

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
West Pharmaceutical Services Inc.	280	$89,121

		320,810

Personal Care Products — 0.2%
Haleon PLC, ADR, NVS	809	6,545

Pharmaceuticals — 11.3%
Arvinas Inc.(a)	429	6,915
AstraZeneca PLC	265	16,756
Catalent Inc.(a)	620	21,322
Elanco Animal Health Inc.(a)	2,670	23,523
Eli Lilly & Co.	191	105,800
Merck & Co. Inc.	400	41,080
Novo Nordisk A/S	808	77,953
Sanofi, ADR	985	44,571
Structure Therapeutics Inc.(a)	299	22,216
UCB SA	227	16,603
Ventyx Biosciences Inc.(a)	54	779

		377,518

Total Common Stocks — 90.8% (Cost: $3,427,763)		3,032,692

Preferred Stocks

Life Sciences Tools & Services — 0.7%
Sartorius AG, Preference Shares, NVS	95	23,811

Total Preferred Stocks — 0.7% (Cost: $37,952)		23,811

Total Long-Term Investments — 91.5% (Cost: $3,465,715)		3,056,503

Security	Shares	Value

Short-Term Securities

Money Market Funds — 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	195,057	$195,135
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	260,000	260,000

Total Short-Term Securities — 13.6% (Cost: $455,049)		455,135

Total Investments — 105.1% (Cost: $3,920,764)		3,511,638

Liabilities in Excess of Other Assets — (5.1)%		(171,722)

Net Assets — 100.0%		$3,339,916

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$519,473	$—		$(324,362	)(a)	$40	$(16)	$195,135	195,057	$513	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	0	(a)	—		—	—	260,000	260,000	2,387		—

						$40	$(16)	$455,135		$2,900		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End Forward

Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	34,692	EUR	32,200	Deutsche Bank Securities Inc.	12/14/23	$557

CHF	36,000	USD	40,744	Barclays Bank PLC	12/14/23	(984)
CHF	5,700	USD	6,451	Morgan Stanley & Co. International PLC	12/14/23	(156)

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Future Health ETF

Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	13,742,800	USD	94,760	Deutsche Bank Securities Inc.	12/14/23	$(3,472)

						(4,612)

						$(4,055)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,871,251	$160,772	$669	$3,032,692
Preferred Stocks	—	23,811	—	23,811
Short-Term Securities
Money Market Funds	455,135	—	—	455,135

	$3,326,386	$184,583	$669	$3,511,638

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$557	$—	$557
Liabilities
Foreign Currency Exchange Contracts	—	(4,612)	—	(4,612)

	$—	$(4,055)	$—	(4,055)

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Future Health ETF

Currency Abbreviation

CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

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